Net (Loss) Income Per Share (Details) - Schedule of basic and diluted (loss) income per share - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net (loss) income attributable to Aptorum Group Limited		$ (9,799,560)	$ (25,048,389)	$ 6,311,340
Weighted average shares outstanding
Basic	[1]	3,569,484	3,503,396	3,113,588
Diluted	[1]	3,569,484	3,503,396	3,153,447
Net (loss) income per share attributable to Aptorum Group Limited
Basic	[1]	$ (2.75)	$ (7.15)	$ 2.03
Diluted	[1]	$ (2.75)	$ (7.15)	$ 2

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.